Stock-Based Compensation (Summary of the Stock Acquisition Rights Transactions) (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011
Stock-Based Compensation
Number of shares outstanding, Beginning of fiscal year	9,974,800	14,857,200
Number of shares, Granted	7,911,800
Number of shares, Exercised	(2,883,000)
Number of shares, Forfeited or Expired	(146,400)
Number of shares outstanding, End of fiscal year		14,857,200
Number of shares outstanding Exercisable, End of fiscal year
Weighted-average exercise price, Beginning of fiscal year	¥ 1
Weighted-average exercise price, Granted	¥ 1
Weighted-average exercise price, Exercised	¥ 1
Weighted-average exercise price, Forfeited or Expired	¥ 1
Weighted-average exercise price, End of fiscal year	¥ 1
Weighted-average exercise price, Exercisable, end of fiscal year
Weighted-average remaining contractual term, in years, End of the period	28.57
Weighted-average remaining contractual term, exercisable, End of the period
Aggregate intrinsic value, End of fiscal year	¥ 5,690
Aggregate intrinsic value, Exercisable, end of fiscal year